UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340
Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2011 – November 30, 2012
Item 1: Reports to Shareholders

Annual Report | November 30, 2012

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

> For the 12 months ended November 30, 2012, Vanguard New Jersey

Tax-Exempt Money Market Fund returned 0.04%, a consequence of the Federal

Reserve’s low-interest-rate policy.

> Vanguard New Jersey Long-Term Tax-Exempt Fund returned about 11%,

slightly lagging its benchmark index and trailing the average return of peers.

> Investor demand for New Jersey state and local government bonds was strong even as issuers struggled to balance their budgets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
New Jersey Tax-Exempt Money Market Fund.	12
New Jersey Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	57
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2012
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.02%	0.03%	0.04%	0.00%	0.04%
New Jersey Tax-Exempt Money Market Funds
Average					0.01
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	1.94%	3.28%	3.91%	7.16%	11.07%
Admiral™ Shares	2.02	3.41	3.99	7.16	11.15
Barclays NJ Municipal Bond Index					11.65
New Jersey Municipal Debt Funds Average					12.32

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2011, Through November 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$11.73	$12.57	$0.439	$0.000
Admiral Shares	11.73	12.57	0.449	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard New Jersey Long-Term Tax Exempt Fund returned 11.07% for Investor Shares and 11.15% for Admiral Shares for the 12 months ended November 30, 2012. The fund’s return was behind that of its benchmark, the Barclays New Jersey Municipal Bond Index, which returned 11.65%.

Compared with many of its peers, the fund’s portfolio was more conservatively positioned in terms of maturity and credit quality. While that has proven to be an advantage in more risk-averse times, this year the fund lagged the 12.32% average return of its peer group.

While the fund’s performance was strong in absolute terms, keep in mind that, for reasons I’ll discuss later in this letter, we anticipate a more challenging environment for both municipal and taxable bond investors in coming years.

The New Jersey Tax-Exempt Money Market Fund, meanwhile, returned 0.04% for the period as short-term interest rates hovered just above zero.

As demand for municipal bonds drove prices higher, yields fell. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund fell to 1.94% as of November 30, 2012, from 2.96% a year earlier. The 7-day SEC yield of the Money Market Fund, which invests in short-term securities, inched down to 0.02% from 0.03% 12 months earlier.

As you know, the Eastern United States was battered by Hurricane Sandy, with New Jersey the hardest hit. We are obviously deeply concerned for the people affected. At the same time, we are confident in the long-term financial resiliency of the region and hope that, with aid from federal and state governments, the area will benefit from the expected economic stimulus produced by the rebuilding effort. Our credit analysis staff is monitoring the situation very closely.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bonds notched solid results, but challenges lie ahead

The broad U.S. taxable bond market returned more than 5% for the 12 months. Municipal bonds performed robustly, with returns of about 10%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. By the end of the period, the yield had climbed, but it still remained exceptionally low by historical standards.

After years of relatively high bond returns, investors shouldn’t be surprised if future results are much more modest. The low yields mean the opportunity for similarly strong returns has diminished.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.51%	5.68%	6.04%
Barclays Municipal Bond Index (Broad tax-exempt market)	10.17	7.13	6.23
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.50

Stocks
Russell 1000 Index (Large-caps)	16.19%	11.63%	1.57%
Russell 2000 Index (Small-caps)	13.09	13.85	2.82
Russell 3000 Index (Broad U.S. Market)	15.95	11.80	1.67
MSCI All Country World Index ex USA (International)	11.65	3.41	-3.84

CPI
Consumer Price Index	1.76%	2.10%	1.84%

As it has since late 2008, the Federal Reserve held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts. Shortly after the period closed, the Fed announced that it would not boost interest rates until unemployment fell to 6.5% or lower, provided the long-term inflation outlook remains around 2% or less. Based on current Fed economic projections, short-term interest rates are expected to remain near zero into 2015.

Stocks weathered turbulence to record a healthy advance

Global stock markets seesawed through the 12 months ended November 30, ultimately finishing with double-digit gains. U.S. stocks led the way, returning about

16%, followed by European and emerging markets stocks. Stocks in the developed markets of the Pacific region had the smallest return but still rose about 10%.

The gains masked a significant level of apprehension during the period, with investors concerned about U.S. economic growth and the finances of European governments and banks. Worries about Europe, in particular, flared up in the spring and then quieted in the summer. The president of the European Central Bank declared in July that policymakers would do whatever was needed to preserve the euro common currency.

Although investors’ worries have eased, Europe’s financial troubles aren’t resolved. Vanguard economists believe the most

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.38%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	0.97

The fund expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the funds’ expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.16%; and
for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

As the period drew to a close soon after the U.S. elections, attention to the United States’s considerable budgetary challenges intensified. The near-term focus on the “fiscal cliff” led to unsettling headlines and nervousness in the markets. But it also sparked serious debate about spending and tax policy options, and such attention could prove a first step to a long-term solution that resolves the nation’s fiscal imbalance and opens the way for growth.

Investors’ search for yield helped boost muni returns

New Jersey has been struggling with many of the same postrecession economic challenges as the rest of the country.

As the chart on page 6 illustrates, total tax collection for the state has rebounded from recession lows, but the pace of growth has softened in recent quarters.

On the cost side of the budget equation, state and local governments have had little appetite to take on new capital projects. They have, however, strengthened their finances by refinancing existing debt at today’s exceptionally low interest rates. The result has been a significant rise in total New Jersey tax-exempt bond issuance for the 12-month period, but much of it represented refinancing activity.

Total Returns
Ten Years Ended November 30, 2012
Average
Annual Return
New Jersey Tax-Exempt Money Market Fund	1.38%
New Jersey Tax-Exempt Money Market Funds Average	1.06
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

New Jersey Long-Term Tax-Exempt Fund Investor Shares	5.05%
Spliced NJ Long-Term Tax-Exempt Index	5.67
New Jersey Municipal Debt Funds Average	4.78
For a benchmark description, see the Glossary.
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Despite the financial challenges facing New Jersey state and local governments, demand for municipal bonds ran high during the period. Part of the reason was the limited net new supply (described in the Advisor’s Report). Muni returns were also attractive compared with those of U.S. Treasury bonds. Especially in favor with yield-hungry investors were bonds with longer maturities (despite the potential for sharp price declines should interest rates rise) and lower credit ratings (again, despite the potential for sharp price declines should investors rein in their appetite for riskier investments).

In this context, the New Jersey Long-Term Tax Exempt Fund returned about 11% for the 12-month period because of its holdings in longer-maturity and lower-quality, investment-grade bonds. Many of its peers held even larger stakes of both and performed even better.

Investment insight
An unclear tax collection picture keeps state issuers cautious
After a steep falloff associated with the financial crisis, tax revenue for the states rebounded. Tax collections have risen since then, but the pace of recovery has slowed recently for the states as a whole and even fell slightly in New Jersey. The difficult revenue picture has generally produced “austerity” budgets, and state governments have become very selective in the bonds they issue to finance expenditures for capital improvements and general spending.

Year-over-year percentage change (rolling four quarters) in tax collections for all states

Sources: Vanguard and The Nelson A. Rockefeller Institute of Government.

In terms of sectors, the long-term fund’s holdings in essential service bonds performed well. Typically issued to finance projects such as water and sewer facilities, these bonds benefit from an income stream dedicated to servicing debt and are therefore less affected by the economic cycle or fluctuations in general tax revenues.

Over the decade, the funds have surpassed their peers

As you know, in March we changed the New Jersey Long-Term Tax-Exempt Fund’s benchmark from the national index to a state-specific one. For the ten years ended November 30, 2012, the bond fund’s average annual return of about 5% trailed the 5.67% return of its new benchmark.

While we keep an eye on benchmark indexes, our most important measure of relative success is how a fund performs compared with peers operating in the same market. Over the past ten years, both the Long-Term Fund and the Money Market Fund have delivered commendable performance. The bond fund’s 5.05% compares with the 4.78% average return of its peers; the Money Market Fund’s 1.38% with its peers’ 1.06%. These results reflect the skilled management of their investment advisor, Vanguard Fixed Income Group. The funds’ low-cost profile has helped as well.

Tune out the “noise”—always a good practice

Municipal bonds have been making headlines periodically since the financial crisis, with a handful of issuers filing for bankruptcy protection. But headlines can be flashier than the underlying reality. Such defaults aren’t necessarily unusual, but they represent only a tiny fraction of the dollar amount of the overall muni market (and typically occur among the types of bonds we steer away from). Moreover, state and municipal debt burdens remain manageable relative to the size of their economies—and the last thing that issuers want is to default and have the door to the muni market closed to them by investors shunning future bond issues.

At Vanguard, our seasoned team of credit analysts continually monitors the underlying realities of the municipal bond market, independent of the hubbub generated by instant reactions to events or ratings assigned by credit rating agencies. Our analysts conduct in-depth reviews of securities we’re considering purchasing, and they keep an eye on changes in the credit quality of those already in our portfolios.

Returns from bonds, both municipal and taxable, have been impressive of late. But, as I mentioned, with current interest rates at very low levels, we anticipate future bond returns will be lower. I point this out to help set realistic expectations, not to encourage you to abandon a sensible bond allocation. Bonds have an important role to play in a portfolio because of the diversification benefits they provide.

Stepping back from the latest headlines or the latest returns and gaining some perspective before making a decision is a good practice for any investor, for any investment in any environment.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 18, 2012

Advisor’s Report

For the fiscal year ended November 30, 2012, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.04%, compared with an average 0.01% return for peer-group funds. Vanguard New Jersey Long-Term Tax-Exempt Fund returned 11.07% for Investor Shares and 11.15% for Admiral Shares. The Long-Term Fund trailed its benchmark—Barclays New Jersey Municipal Bond Index, which returned 11.65%—as well as the 12.32% average return of its peers.

The investment environment

The fiscal period was marked by another round of untraditional Federal Reserve strategies aimed at lowering interest rates and spurring economic growth. Shortly before the fiscal year began, the Fed launched “Operation Twist,” a Treasury-bond buying program intended to lower longer-term interest rates. The program was extended during the year and another bond-buying program was added that is aimed at lowering mortgage rates. (Throughout the period, the Fed kept in place a three-year-old policy that has kept short-term yields, including those of securities purchased by Vanguard New Jersey Tax-Exempt Money Market Fund, anchored at historic lows.) Then, shortly after the fiscal year ended, the central bank said that it would tie its monetary program to specific levels of employment improvement—an announcement aimed at making Fed decisions more transparent than they had been historically.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2011	2012
2 years	0.42%	0.30%
5 years	1.12	0.64
10 years	2.22	1.47
30 years	3.84	2.47
Source: Vanguard.

In addition to lowering longer-term yields generally, the impact of the Fed’s policies can be seen in the “flattening” of the yield curve—the spectrum of yields from lowest to highest. For example, 30-year municipal bonds declined during the fiscal year by 1.37 percentage points to 2.47%, compared with a 0.75-percentage-point decline to 1.47% for 10-year bonds. The slide in yields helped boost bond prices and returns (prices and yields move in opposite directions).

New Jersey state and local governments have been taking advantage of the lower interest rates to issue “refunding” bonds, designed to reduce debt costs. Nationally, even though about 20% more bonds were issued during fiscal 2012 than in the same period a year earlier (a 10% decrease in New Jersey), about 60% were earmarked for refunding, the highest ratio in at least 15 years. By contrast, bonds to finance new and upgraded infrastructure projects were issued more selectively by New Jersey and other states as they wrestled with the effect on their budgets of the recession’s continuing legacy.

State and local governments typically lag in recovering from recessions, as taxes from revived levels of income begin percolating through the system. But the depth of the Great Recession, the tribulations of the housing market, and the weaker-than-hoped-for pace of the national economic recovery have slowed the typical pattern even further. This has been the case for New Jersey, which has been recovering from its 2009 economic low point more slowly than the nation, according to an index of state economic conditions published by the Federal Reserve Bank of Philadelphia. The state’s economy had grown by 4.5% through November 2012, compared with a 7.5% rise for the national economy.

Management of the funds

The strength of the New Jersey municipal bond market during fiscal 2012 stemmed from several factors. The decline in yields, as we mentioned, helped boost prices and fund returns. So did an undersupply of new issues when compared with maturing bonds and other redemptions. Such a period of “net negative supply” made it challenging for us to execute our strategy, given how selective we are in the bonds that we add to our portfolios.

The reduced supply met strong demand from investors, who have become more comfortable with munis after many were spooked by unwarranted fears of systemwide problems in late 2010 and early 2011. In a scramble for yield as the Fed continued ratcheting down interest rates, many investors favored longer-term and high-yield bonds, which carry higher yields as compensation for their greater interest rate and credit risks. The relative valuation of municipal bonds was also attractive. Yields of 10-year munis, for example, stood roughly on a par with those of Treasuries of the same maturity; historically, their average annual yield is about 85% of the yield of comparable Treasuries. Uncertainty over government tax policy also whetted investor demand.

The fund’s 11% return reflected careful bond selection by a team of portfolio managers, traders, and credit analysts. Among their decisions was to increase our holdings of mid-investment-grade (A-rated) bonds by redeploying assets from higher credit quality bonds. (The role of credit analysts, always important at Vanguard, has taken on a higher urgency as state and local governments have struggled in the aftermath of the recession.)

Non-recession-related events have also been influencing budgets. Of course, the region is rebuilding after Hurricane Sandy as the storm caused extensive major damage to businesses and infrastructure, especially along the coast. Although state and federal aid is expected to help with the recovery, we don’t anticipate that the disaster will have any long-term impact on our portfolio. Even before the storm, revenue collection in New Jersey had been slower than expected. Longer-term, the state has taken initial steps to address the overhang of large pension liabilities, although significant challenges remain.

John M. Carbone, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

December 20, 2012

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2012

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	49 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2012, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2012

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

New Jersey Tax-Exempt Money
Market Fund	0.04%	0.58%	1.38%	$11,466
•••••••• New Jersey Tax-Exempt Money
Market Funds Average	0.01	0.43	1.06	11,116
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.87%	0.48%
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
7-day SEC yield (11/30/2012): 0.02%
For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.03%	0.70%	1.40%

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (94.1%)
1 BlackRock MuniHoldings New Jersey Quality
Fund, Inc. VRDP VRDO	0.380%	12/7/12 LOC	40,300	40,300
1 BlackRock MuniYield New Jersey Quality
Fund, Inc. VRDP VRDO	0.380%	12/7/12 LOC	25,000	25,000
Burlington County NJ BAN	1.000%	5/23/13	49,144	49,327
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.150%	12/7/12 LOC	11,410	11,410
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.140%	12/7/12 LOC	49,500	49,500
Cape May County NJ BAN	1.500%	8/30/13	5,300	5,348
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.130%	12/7/12 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	12/7/12 LOC	5,510	5,510
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	12/7/12 LOC	4,700	4,700
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	12/7/12 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	12/7/12 LOC	24,415	24,415
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.170%	12/7/12 LOC	20,000	20,000
Essex County NJ BAN	1.500%	9/26/13	20,000	20,206
Essex County NJ Improvement Authority Revenue
(Fern Senior Housing Project) VRDO	0.160%	12/7/12 LOC	7,300	7,300
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)
TOB VRDO	0.170%	12/7/12	4,185	4,185
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.110%	12/3/12	30,600	30,600
Hopewell Township NJ BAN	1.000%	4/12/13	4,074	4,085
Hopewell Township NJ BAN	1.000%	6/7/13	13,391	13,444
Jefferson Township NJ BAN	1.000%	6/27/13	11,014	11,059

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Madison Borough NJ Board of Education
GO TOB VRDO	0.160%	12/7/12 LOC	11,615	11,615
Mahwah Township NJ BAN	1.000%	6/7/13	4,000	4,016
Mahwah Township NJ BAN	1.000%	10/11/13	7,700	7,751
Middlesex County NJ BAN	1.500%	12/21/12	45,000	45,031
Middlesex County NJ COP	4.500%	10/15/13	1,185	1,228
Middlesex County NJ GO	4.000%	1/1/13	1,000	1,003
Monmouth County NJ GO	4.000%	1/15/13	3,895	3,913
Monmouth County NJ GO	4.000%	1/15/13	425	427
Monmouth County NJ GO	2.500%	3/1/13	3,400	3,419
New Jersey Building Authority Revenue	5.250%	12/15/12 (Prere.)	1,000	1,002
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.) VRDO	0.200%	12/3/12 LOC	2,200	2,200
New Jersey Economic Development Authority
Natural Gas Facilities Revenue
(Pivotal Utility Holdings Inc. Project) VRDO	0.150%	12/3/12 LOC	34,600	34,600
New Jersey Economic Development Authority
Natural Gas Facilities Revenue
(Pivotal Utility Holdings Inc. Project) VRDO	0.200%	12/3/12 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.110%	12/7/12 LOC	19,600	19,600
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	12/3/12 LOC	2,300	2,300
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	12/3/12 LOC	1,900	1,900
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.190%	2/7/13	7,530	7,530
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.150%	12/7/12 LOC	9,000	9,000
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.160%	12/7/12	6,380	6,380
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.180%	12/3/12 LOC	27,000	27,000
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.150%	12/3/12 LOC	6,000	6,000
1 New Jersey Economic Development Authority
Revenue (Montclair Art Museum Project) VRDO	0.170%	12/7/12 LOC	4,760	4,760
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.130%	12/7/12 LOC	12,750	12,750
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.160%	12/7/12 LOC	5,000	5,000
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.150%	12/7/12	10,940	10,940
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.170%	12/3/12	7,900	7,900
New Jersey Economic Development Authority
Revenue Pollution Control Revenue
(Exxon Project) VRDO	0.130%	12/3/12	5,450	5,450

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.130%	12/7/12 LOC	13,290	13,290
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.130%	12/7/12 LOC	16,955	16,955
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.160%	12/7/12	24,200	24,200
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.160%	12/7/12	13,025	13,025
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.160%	12/7/12 LOC	8,480	8,480
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.160%	12/7/12	10,900	10,900
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.170%	12/7/12	2,165	2,165
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.140%	12/7/12 LOC	14,625	14,625
New Jersey Environmental Infrastructure
Trust Revenue	3.000%	9/1/13	3,255	3,323
New Jersey GO	5.000%	2/15/13	15,525	15,679
New Jersey GO	6.000%	2/15/13	4,975	5,034
New Jersey GO	5.000%	4/1/13 (ETM)	1,120	1,138
1 New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
TOB VRDO	0.190%	12/7/12 LOC	6,225	6,225
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.160%	12/7/12 LOC	25,100	25,100
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital) VRDO	0.130%	12/7/12 LOC	8,345	8,345
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.160%	12/7/12 LOC	24,550	24,550
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.160%	12/7/12 LOC	25,000	25,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.160%	12/7/12 LOC	12,700	12,700
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.130%	12/7/12 LOC	7,400	7,400
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.130%	12/7/12 LOC	2,500	2,500
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.150%	12/7/12 LOC	3,300	3,300
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.130%	12/7/12 LOC	7,960	7,960
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	12/3/12 LOC	2,700	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.190%	12/3/12 LOC	2,135	2,135

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.130%	12/7/12 LOC	4,230	4,230
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.140%	12/7/12 LOC	14,000	14,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.140%	12/7/12 LOC	21,000	21,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.170%	12/7/12	5,435	5,435
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Revenue VRDO	0.170%	12/7/12 LOC	6,830	6,830
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue TOB VRDO	0.220%	12/7/12	7,215	7,215
1 New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue TOB VRDO	0.250%	12/7/12	5,465	5,465
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.150%	12/7/12	12,485	12,485
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.150%	12/7/12	32,285	32,285
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.150%	12/7/12	7,020	7,020
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.160%	12/7/12	9,000	9,000
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.180%	12/7/12	19,800	19,800
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.180%	12/7/12	78,130	78,130
New Jersey State Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/13 (Prere.)	1,000	1,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	8,200	8,434
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,175	1,208
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	10,000	10,285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	3,500	3,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,200	1,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	7,000	7,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.160%	12/7/12 LOC	2,800	2,800
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	10,010	10,059
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	1,180	1,186
New Jersey Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	19,500	20,048
New Jersey Turnpike Authority Revenue VRDO	0.140%	12/7/12 LOC	38,000	38,000
1 Nuveen New Jersey Investment Quality Municipal
Fund VRDP VRDO	0.280%	12/7/12 LOC	30,000	30,000
Port Authority of New York &
New Jersey Revenue CP	0.210%	3/14/13	2,200	2,200
Port Authority of New York &
New Jersey Revenue CP	0.210%	3/18/13	4,615	4,615
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.170%	12/7/12	1,200	1,200

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.170%	12/7/12	2,420	2,420
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.170%	12/7/12	6,200	6,200
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.170%	12/7/12	5,000	5,000
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.170%	12/7/12	7,770	7,770
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.180%	12/7/12	3,000	3,000
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.210%	12/7/12	5,600	5,600
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.220%	12/7/12	4,050	4,050
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.220%	12/7/12	3,500	3,500
1 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.260%	12/7/12	3,790	3,790
Princeton University New Jersey CP	0.140%	12/6/12	8,600	8,600
Princeton University New Jersey CP	0.150%	1/10/13	6,800	6,800
Princeton University New Jersey CP	0.180%	2/7/13	18,700	18,700
Rutgers State University New Jersey Revenue
VRDO	0.170%	12/3/12	15,000	15,000
Rutgers State University New Jersey Revenue
VRDO	0.180%	12/3/12	66,360	66,360
Salem County NJ BAN	1.500%	6/28/13	11,190	11,269
Secaucus NJ BAN	1.250%	1/11/13	5,184	5,187
South Jersey Transportation Authority New Jersey
Transportation System Revenue VRDO	0.140%	12/7/12 LOC	7,440	7,440
Sparta Township NJ BAN	1.500%	5/24/13	5,951	5,983
Summit NJ BAN	1.000%	1/18/13	8,252	8,260
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.250%	6/1/13 (Prere.)	10,915	11,245
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.375%	6/1/13 (Prere.)	23,960	24,701
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.750%	6/1/13 (Prere.)	25,270	26,097
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	26,110	26,992
1 Tobacco Settlement Financing Corp.
New Jersey Revenue TOB VRDO	0.180%	12/3/12 (Prere.)	10,250	10,250
Union County NJ BAN	1.000%	6/28/13	45,000	45,208
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.110%	12/3/12	27,325	27,325
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.130%	12/3/12	17,345	17,345
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.180%	12/7/12	14,815	14,815
Vineland NJ (Electric Utility) GO VRDO	0.180%	12/7/12 LOC	8,200	8,200
Wayne Township NJ BAN	1.000%	2/28/13	6,300	6,309
West Orange Township NJ BAN	1.500%	5/22/13	9,072	9,116
				1,639,157

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Puerto Rico (5.8%)
	Puerto Rico GO	5.250%	7/1/13 (Prere.)	13,300	13,693
	Puerto Rico GO	5.250%	7/1/13 (Prere.)	4,000	4,118
	Puerto Rico Highway & Transportation Authority
	Revenue VRDO	0.140%	12/7/12 LOC	31,635	31,635
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.160%	12/7/12	3,000	3,000
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.160%	12/7/12	30,356	30,356
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.170%	12/7/12	4,925	4,925
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.180%	12/7/12	4,875	4,875
1	Puerto Rico Sales Tax Financing Corp. Revenue
	TOB VRDO	0.180%	12/7/12	7,340	7,340
					99,942
Total Tax-Exempt Municipal Bonds (Cost $1,739,099)					1,739,099
Other Assets and Liabilities (0.1%)
Other Assets					14,927
Liabilities					(12,507)
					2,420
Net Assets (100%)
Applicable to 1,741,249,568 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,741,519
Net Asset Value Per Share					$1.00

At November 30, 2012, net assets consisted of:
					Amount
					($000)
Paid-in Capital					1,741,531
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(12)
Net Assets					1,741,519

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $321,356,000, representing 18.5% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	3,543
Total Income	3,543
Expenses
The Vanguard Group—Note B
Investment Advisory Services	315
Management and Administrative	1,989
Marketing and Distribution	538
Custodian Fees	28
Auditing Fees	23
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Net Expenses	2,906
Net Investment Income	637
Realized Net Gain (Loss) on Investment Securities Sold	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	624

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	637	1,339
Realized Net Gain (Loss)	(13)	8
Net Increase (Decrease) in Net Assets Resulting from Operations	624	1,347
Distributions
Net Investment Income	(637)	(1,339)
Realized Capital Gain	—	—
Total Distributions	(637)	(1,339)
Capital Share Transactions (at $1.00)
Issued	977,679	1,195,167
Issued in Lieu of Cash Distributions	613	1,288
Redeemed	(1,185,336)	(1,453,849)
Net Increase (Decrease) from Capital Share Transactions	(207,044)	(257,394)
Total Increase (Decrease)	(207,057)	(257,386)
Net Assets
Beginning of Period	1,948,576	2,205,962
End of Period	1,741,519	1,948,576

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.001	.001	.005	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0004	.001	.001	.005	.022
Distributions
Dividends from Net Investment Income	(.0004)	(.001)	(.001)	(.005)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0004)	(.001)	(.001)	(.005)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.06%	0.11%	0.45%	2.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,742	$1,949	$2,206	$2,546	$3,126
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.17%	0.17%[2]	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.07%	0.11%	0.46%	2.24%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Tax-Exempt Money Market Fund

At November 30, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2012

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.94%	2.02%

Financial Attributes

		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	458	1,335	46,378

Yield to Maturity
(before expenses)	1.9%	2.0%	1.9%

Average Coupon	4.5%	4.7%	4.9%

Average Duration	5.9 years	6.4 years	6.1 years

Average Effective
Maturity	6.5 years	6.7 years	5.8 years

Short-Term
Reserves	2.8%	—	—

Volatility Measures
		Barclays
	Barclays NJ	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.98	0.97
Beta	0.94	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity (% of
portfolio)
Under 1 Year	10.2%
1 - 3 Years	16.1
3 - 5 Years	10.0
5 - 10 Years	51.6
10 - 20 Years	10.0
20 - 30 Years	2.1

Distribution by Credit Quality (% of portfolio)
AAA	12.6%
AA	21.7
A	55.6
BBB	7.6
B	1.2
Not Rated	1.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2012, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2012, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2002, Through November 30, 2012
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2012
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	New Jersey Long-Term Tax-Exempt
	Fund Investor Shares	11.07%	5.63%	5.05%	$16,366
••••••••	Spliced NJ Long-Term Tax-Exempt
	Index	11.65	6.31	5.67	17,360
– – – –	New Jersey Municipal Debt Funds

	Average	12.32	5.64	4.78	15,952
	Barclays Municipal Bond Index	10.17	6.23	5.45	17,005
For a benchmark description, see the Glossary.
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt Fund
Admiral Shares	11.15%	5.71%	5.13%	$82,420
Spliced NJ Long-Term Tax-Exempt Index	11.65	6.31	5.67	86,800
Barclays Municipal Bond Index	10.17	6.23	5.45	85,027

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2002, Through November 30, 2012
				Spliced NJ
				Long-Term
				Tax-Exempt
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.68%	2.13%	6.81%	7.50%
2004	4.56	-1.23	3.33	4.19
2005	4.42	-1.13	3.29	4.55
2006	4.61	2.40	7.01	6.85
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	9.19%	5.42%	4.36%	0.20%	4.56%
Admiral Shares	5/14/2001	9.28	5.51	4.43	0.20	4.63

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
New Jersey (97.7%)
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	3,926
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,647
Bayonne NJ TAN	5.750%	7/1/35	7,500	8,797
Bergen County NJ GO	3.000%	9/1/14	1,000	1,046
Bergen County NJ GO	3.000%	9/1/15	2,290	2,449
Bergen County NJ GO	4.000%	9/1/16	1,720	1,939
Bergen County NJ GO	4.000%	9/1/17	1,675	1,933
Bergen County NJ GO	4.000%	9/1/18	1,000	1,178
Burlington County NJ Bridge Commission
Revenue	5.250%	12/15/21 (2)	3,200	3,500
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.150%	12/7/12 LOC	5,615	5,615
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue (Atlantic City
Electric Co. Project)	6.800%	3/1/21 (14)	15,400	20,819
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	6,980	8,294
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,301
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,245
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	787
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	500	611
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/27	1,000	1,106
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,507
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	7,054
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,685
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,839

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,060	4,675
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,142
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/20	1,000	1,259
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/21	1,125	1,430
East Brunswick Township NJ Board of Education
GO	5.000%	11/1/22	1,000	1,282
Essex County NJ Improvement Authority Revenue	5.250%	12/15/18 (2)	7,500	9,160
Essex County NJ Improvement Authority Revenue	5.250%	12/15/20 (2)	2,510	3,168
Essex County NJ Improvement Authority Revenue	5.500%	10/1/24 (14)	5,000	6,692
Essex County NJ Improvement Authority Revenue
(Jewish Community Center of Metro West Inc.
Project) VRDO	0.140%	12/7/12 LOC	2,755	2,755
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	6,825	5,582
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/21	7,390	9,587
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,909
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	31,190	24,445
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	16,910	23,504
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,030
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,150	1,184
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	865	891
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/13 (Prere.)	1,000	1,030
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,980	2,205
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,304
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,205
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (ETM)	9,590	9,966
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,407
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,654
Jersey City NJ GO	5.000%	3/1/19	1,550	1,860
Jersey City NJ GO	5.000%	3/1/22	1,750	2,171
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,288
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,757
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	1,325	1,328
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,888
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,374

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,508
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,925	1,954
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/13 (Prere.)	1,825	1,852
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/15	280	197
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/20	500	326
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/32	5,100	3,347
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.125%	1/1/37	3,500	2,298
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	2,375	2,469
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,600	1,663
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/13 (Prere.)	1,585	1,648
Monmouth County NJ GO	4.000%	1/15/15	4,885	5,254
Monmouth County NJ GO	4.000%	1/15/16	5,425	6,006
Monmouth County NJ GO	4.000%	1/15/17	6,655	7,563
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,249
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,901
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,595
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,406
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/16	1,650	1,874
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,110
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	4.000%	12/1/17	2,400	2,792
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/23	1,400	1,866
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/24	675	913
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	610
Monroe Township NJ Board of Education GO	5.000%	8/1/25	1,500	1,901
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,894
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/24	1,970	2,580

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/25	1,000	1,304
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/26	1,200	1,559
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/27	1,090	1,409
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/28	1,000	1,288
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/29	1,235	1,585
New Brunswick NJ Housing Authority
Lease Revenue (Rutgers University
Easton Avenue Project)	5.000%	7/1/18	1,880	2,272
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/18	1,250	1,483
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/19	865	1,044
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,957
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,229
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,323
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,256
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	742
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	558
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	679
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	711
New Jersey Building Authority Revenue VRDO	0.140%	12/7/12 LOC	2,225	2,225
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,174
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,725
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,979
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,196
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	10,000	12,403
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	12/3/12 LOC	5,900	5,900
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	12/3/12 LOC	11,200	11,200
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.150%	12/3/12 LOC	1,000	1,000
* New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	19,500	21,124
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,186
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	8,500	10,125
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	5,500	6,473

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	4,220	4,945
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	2,500	2,917
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,312
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,607
New Jersey Economic Development Authority
Revenue (Hillcrest Health Service System
Project)	0.000%	1/1/13 (2)	3,000	2,997
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,609
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	17,900
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	3,218
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	18,806
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	1,340	1,522
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	1,000	1,151
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/42	8,000	9,092
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (ETM)	1,200	1,234
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	7,762
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,143
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	10,782
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	2,650	2,919
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	5,000	5,678
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,355	12,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	2,000	2,367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,963
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	3,024

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,712
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	6,089
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,746
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,603
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,973
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,390	2,974
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	2,750	3,487
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,500	3,188
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	5,121
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	1,880	2,289
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	4,328
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,815
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	459
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	3,250	4,270
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	4,209
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,650	2,215
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,060	6,166
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	10,304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	6,004
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	3,500	4,763
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,660
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,929
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	3,055	3,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	9,622
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	13,778
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	7,601

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	9,500	10,185
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,071
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	3,480	3,771
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,739
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/31	6,430	7,660
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	8,415
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	4,451
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	1,825	2,092
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	9,230
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,095	7,124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	11,450	12,509
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	3,635	4,008
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,817
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,634
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,435
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,604
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	26,625	29,878
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	4,470
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	4,114
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	0.170%	12/3/12	1,850	1,850
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	15,954
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	6,260	7,511
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	3,159
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,377

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16	3,620	4,138
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	4,973
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/17	1,335	1,570
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,205
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,359
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,514
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,846
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,074
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,547
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,360
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	2,855
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,680
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,968
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,526
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)(3)	3,000	3,486
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,954
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,842
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,241
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,622
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,399
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	3,247
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,155
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,750	3,070
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,624
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	6,324
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/29	2,535	3,184
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	5,116

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,446
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	11,422
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,434
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,616
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,617
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,711
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,788
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,872
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,401
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,790
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,779
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	2,879
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,462
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	2,000	2,056
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,173
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/20	215	267
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	65	85
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	9,278
New Jersey Environmental Infrastructure
Trust Revenue	5.000%	9/1/28	4,410	5,272
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,122
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,526
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	4,625	5,349
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	10,621
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	11,475
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,753
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,426
New Jersey GO	5.000%	6/1/20	915	1,139
New Jersey GO	5.000%	6/1/21	4,000	4,952
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,508
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,148
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,462

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,767
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,890
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,940
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	3,016
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,678
1 New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	800	935
1 New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	906
1 New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	1,350	1,612
1 New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	5,272
1 New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	2,980	3,554
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,218
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/30	3,055	3,174
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/36	6,800	7,036
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,397
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,498
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,510
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,793
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,989
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,868
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,156

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	3,921
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,713
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,791
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,278
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,614
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	1,500	1,688
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	1,000	1,114
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,956
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,302
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,798
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,919
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,356
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,000	2,339
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	2,500	2,918
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,325	4,723
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.310%	12/7/12 (12)	5,145	5,145
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,000	5,610
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	10,000	10,480
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,845
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/16	1,500	1,682
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	1,094

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/24	2,000	2,344
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/29	1,000	1,068
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/32	2,000	2,362
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.625%	7/1/37	2,600	3,047
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,036
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,484
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,412
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	12/3/12 LOC	1,880	1,880
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.140%	12/7/12 LOC	1,500	1,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,724
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,690
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,684
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	1,400	1,479
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	1,170	1,187
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	1,335	1,386
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,770
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Revenue	5.700%	5/1/20 (4)	1,905	1,910
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue	4.250%	10/1/32	4,800	5,139
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue	6.500%	10/1/38	2,020	2,131
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,809
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,869
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	275	279
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	315	320
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	6,066
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	463
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	302

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,681
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,120	1,382
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,600	1,732
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,774
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	1,000	1,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	8,795	9,866
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,611
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,910	3,460
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	3,480	4,137
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,156
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,210	6,493
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,279
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,675	3,354
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	2,500	3,135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	10,074
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,650	2,919
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	6,380
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	6,500	8,242
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	6,379
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	7,400
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	7,000	9,007
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	3,000	3,884
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,214
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	11,608
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	7,661
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,674
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	5,000	6,357

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	6,258
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	6,577
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	3,000	3,766
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	9,353
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,000	3,581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	6,007
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	6,334
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	4,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	13,000	7,074
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,798
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,723
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	4,903
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	6,534
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	13,500	6,280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	4,407
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	22,921
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,246
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,077
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	3,193
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	4,000	5,050
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	2,205
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	4,015
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	378
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,500	2,001
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,672
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	8,177
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	4,104

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	4,410
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	4,500	1,237
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	10,000	12,072
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	5,000	5,748
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.220%	12/7/12 LOC	6,390	6,390
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	231
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (ETM)	770	774
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	12,500	12,568
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	17,030	18,418
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,849
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	6,720	7,958
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	12,815	14,917
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	6,109
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	6,053
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,984
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	5,263
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	5,000	6,098
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	16,000	17,367
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	14,670	17,503
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	6,000	7,159
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	7,352
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,930
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	11,000	12,398
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	21,285	24,376
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,054
North Hudson NJ Sewerage Authority Revenue	5.000%	6/1/42	5,070	5,849
Ocean County NJ GO	5.000%	6/1/16	1,320	1,523
Ocean County NJ GO	5.000%	8/1/16	1,290	1,497
Ocean County NJ GO	5.000%	6/1/17	1,385	1,648
Ocean County NJ GO	5.000%	8/1/17	3,400	4,068
Ocean County NJ GO	5.000%	6/1/24	1,440	1,851
Ocean County NJ GO	5.000%	6/1/25	1,945	2,486
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	2,220	2,576
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/24	2,610	3,189
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/25	2,740	3,332
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/26	2,885	3,486
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/19	1,680	2,071
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/20	1,450	1,812
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/21	3,500	4,417

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York &
New Jersey Revenue	5.375%	3/1/28	1,280	1,646
Port Authority of New York &
New Jersey Revenue	4.500%	7/15/28	4,000	4,489
Port Authority of New York &
New Jersey Revenue	5.000%	3/1/29	4,500	5,267
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	3,395	4,056
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	5,140	6,201
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	3,500	4,152
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/32	6,625	7,752
Port Authority of New York &
New Jersey Revenue	4.750%	11/15/32	4,000	4,575
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	8,000	8,975
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/33	1,250	1,459
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	7,631
Port Authority of New York &
New Jersey Revenue	5.000%	9/15/36	3,400	3,932
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/39	6,600	7,531
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	12,000	13,980
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	4,000	4,601
Port Authority of New York &
New Jersey Revenue	5.000%	1/15/41	14,065	16,355
Port Authority of New York &
New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	5,000	5,791
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,580
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,966
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,318
Rutgers State University New Jersey Revenue
VRDO	0.170%	12/3/12	9,845	9,845
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/13 (Prere.)	2,000	2,008
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/13 (Prere.)	1,500	1,506
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,622
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,695
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,431
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,829

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	6,017
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,541
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/28	2,435	2,891
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,371
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/13	1,225	1,249
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	20,680
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	10,475	10,388
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.750%	6/1/34	4,500	4,025
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	6,455	5,805
Union County NJ BAN	1.000%	6/28/13	15,000	15,067
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,887
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,711
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/18 (14)	1,975	2,071
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/20 (14)	2,185	2,284
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/22 (14)	2,420	2,516
University of Medicine & Dentistry
New Jersey Revenue	6.500%	12/1/12 (ETM)	905	905
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/15 (2)	2,325	2,333
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/16 (2)	1,110	1,114
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/19 (2)	2,000	2,007
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/20 (2)	3,675	3,688
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/21 (2)	2,000	2,007
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,803
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,196
				2,126,982
Puerto Rico (1.1%)
2 Puerto Rico Aqueduct & Sewer Authority Revenue
TOB VRDO	0.360%	12/7/12 (12)	5,450	5,450
Puerto Rico GO	5.500%	7/1/18	5,540	6,174
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	4,125	4,453
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,500	3,778

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/33 (3)	7,000	2,163
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	1,062
				23,080
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,622
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,662
				5,284
Total Tax-Exempt Municipal Bonds (Cost $1,951,138)				2,155,346
Other Assets and Liabilities (1.0%)
Other Assets				48,348
Liabilities				(26,475)
				21,873
Net Assets (100%)				2,177,219

At November 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,995,511
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(22,494)
Unrealized Appreciation (Depreciation)
Investment Securities				204,208
Futures Contracts				(6)
Net Assets				2,177,219

Investor Shares—Net Assets
Applicable to 24,089,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				302,834
Net Asset Value Per Share—Investor Shares				$12.57

Admiral Shares—Net Assets
Applicable to 149,099,028 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,874,385
Net Asset Value Per Share—Admiral Shares				$12.57

See Note A in Notes to Financial Statements.
* Securities with a value of $223,000 have been segregated as initial margin for open future contracts.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $16,985,000, representing 0.8% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2012
($000)
Investment Income
Income
Interest	78,417
Total Income	78,417
Expenses
The Vanguard Group—Note B
Investment Advisory Services	112
Management and Administrative—Investor Shares	497
Management and Administrative—Admiral Shares	1,654
Marketing and Distribution—Investor Shares	81
Marketing and Distribution—Admiral Shares	311
Custodian Fees	27
Auditing Fees	29
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	2,725
Net Investment Income	75,692
Realized Net Gain (Loss)
Investment Securities Sold	14,314
Futures Contracts	15
Realized Net Gain (Loss)	14,329
Change in Unrealized Appreciation (Depreciation)
Investment Securities	127,704
Futures Contracts	(6)
Change in Unrealized Appreciation (Depreciation)	127,698
Net Increase (Decrease) in Net Assets Resulting from Operations	217,719

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,692	79,255
Realized Net Gain (Loss)	14,329	(5,072)
Change in Unrealized Appreciation (Depreciation)	127,698	23,802
Net Increase (Decrease) in Net Assets Resulting from Operations	217,719	97,985
Distributions
Net Investment Income
Investor Shares	(10,969)	(12,167)
Admiral Shares	(64,723)	(67,088)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(75,692)	(79,255)
Capital Share Transactions
Investor Shares	(12,060)	(68,745)
Admiral Shares	104,271	(85,781)
Net Increase (Decrease) from Capital Share Transactions	92,211	(154,526)
Total Increase (Decrease)	234,238	(135,796)
Net Assets
Beginning of Period	1,942,981	2,078,777
End of Period	2,177,219	1,942,981

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.73	$11.58	$11.64	$10.82	$11.71
Investment Operations
Net Investment Income	.439	.471	.476	.477	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.840	.150	(.060)	.820	(.890)
Total from Investment Operations	1.279	.621	.416	1.297	(.396)
Distributions
Dividends from Net Investment Income	(.439)	(.471)	(.476)	(.477)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.439)	(.471)	(.476)	(.477)	(.494)
Net Asset Value, End of Period	$12.57	$11.73	$11.58	$11.64	$10.82

Total Return[1]	11.07%	5.54%	3.59%	12.19%	-3.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$303	$294	$361	$473	$410
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.62%	4.11%	4.06%	4.22%	4.32%
Portfolio Turnover Rate	17%	12%	17%	22%	37%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.73	$11.58	$11.64	$10.82	$11.71
Investment Operations
Net Investment Income	.449	.480	.485	.487	.502
Net Realized and Unrealized Gain (Loss)
on Investments	.840	.150	(.060)	.820	(.890)
Total from Investment Operations	1.289	.630	.425	1.307	(.388)
Distributions
Dividends from Net Investment Income	(.449)	(.480)	(.485)	(.487)	(.502)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.449)	(.480)	(.485)	(.487)	(.502)
Net Asset Value, End of Period	$12.57	$11.73	$11.58	$11.64	$10.82

Total Return[1]	11.15%	5.62%	3.68%	12.28%	-3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,874	$1,649	$1,718	$1,560	$1,375
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.70%	4.19%	4.14%	4.30%	4.39%
Portfolio Turnover Rate	17%	12%	17%	22%	37%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2012, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2012, the fund had contributed capital of $297,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of November 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,155,346	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	(6)	2,155,346	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2013	(127)	(16,972)	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, the fund used capital loss carryforwards of $13,094,000 to offset taxable capital gains realized during the year ended November 30, 2012. At November 30, 2012, the fund had available capital losses totaling $20,927,000 to offset future net capital gains of $5,490,000 through November 30, 2016, $10,333,000 through November 30, 2017, and $5,104,000 through November 30, 2019.

At November 30, 2012, the cost of investment securities for tax purposes was $1,952,711,000. Net unrealized appreciation of investment securities for tax purposes was $202,635,000, consisting of unrealized gains of $206,225,000 on securities that had risen in value since their purchase and $3,590,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2012, the fund purchased $448,281,000 of investment securities and sold $321,891,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	71,845	5,850	59,686	5,215
Issued in Lieu of Cash Distributions	8,773	716	9,880	863
Redeemed	(92,678)	(7,585)	(138,311)	(12,138)
Net Increase (Decrease) —Investor Shares	(12,060)	(1,019)	(68,745)	(6,060)
Admiral Shares
Issued	226,069	18,509	190,834	16,678
Issued in Lieu of Cash Distributions	47,472	3,874	49,101	4,287
Redeemed	(169,270)	(13,865)	(325,716)	(28,713)
Net Increase (Decrease)—Admiral Shares	104,271	8,518	(85,781)	(7,748)

H. In preparing the financial statements as of November 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting separate portfolios of Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2012 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 14, 2013

Special 2012 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2012	11/30/2012	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.17	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,044.22	$1.02
Admiral Shares	1,000.00	1,044.63	0.62
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.27	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper
Inc.

Spliced NJ Long-Term Tax-Exempt Index: Barclays 10 Year Municipal Bond Index through August
31, 2003, and Barclays NJ Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
Independent Trustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2012: $52,000
Fiscal Year Ended November 30, 2011: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2012: $4,809,780
Fiscal Year Ended November 30, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2012: $1,812,565
Fiscal Year Ended November 30, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2012: $490,518
Fiscal Year Ended November 30, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2012: $16,000
Fiscal Year Ended November 30, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2012: $506,518
Fiscal Year Ended November 30, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2013
VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.